Note Other Real Estate Owned (Detail) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Mar. 31, 2018	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Other Real Estate Owned Rollforward
Balance at beginning of the period		$ 188,855	$ 188,855		$ 212,573		$ 191,916
Write-downs in value			(13,641)		(25,198)	[1]	(15,071)
Additions			51,855		89,593		130,100
Sales			(89,720)		(87,183)		(90,926)
Other adjustments			(644)		(930)		(3,446)
Transfer to non-covered status		15,300	0	[2]
Ending balance			136,705		188,855		212,573
Non-covered loans | Mortgages
Other Real Estate Owned Rollforward
Balance at beginning of the period		147,849	147,849		160,044		122,760
Write-downs in value			(10,380)		(16,876)	[1]	(9,889)
Additions			41,167		70,763		105,140
Sales			(78,330)		(68,145)		(56,826)
Other adjustments			(728)		2,063		(1,141)
Transfer to non-covered status	[2]		15,333
Ending balance			114,911		147,849		160,044
Non-covered loans | Commercial / Construction
Other Real Estate Owned Rollforward
Balance at beginning of the period		21,411	21,411		20,401		32,471
Write-downs in value			(2,974)		(5,011)	[1]	(2,909)
Additions			10,688		8,918		7,372
Sales			(8,108)		(2,765)		(15,894)
Other adjustments			777		(132)		(639)
Transfer to non-covered status	[2]		0
Ending balance			21,794		21,411		20,401
Covered loans | Mortgages
Other Real Estate Owned Rollforward
Balance at beginning of the period		$ 19,595	19,595		32,128		36,685
Write-downs in value			(287)		(3,311)	[1]	(2,273)
Additions			0		9,912		17,588
Sales			(3,282)		(16,273)		(18,206)
Other adjustments			(693)		(2,861)		(1,666)
Transfer to non-covered status	[2]		(15,333)
Ending balance			$ 0		$ 19,595		$ 32,128

[1]	Includes $2.7 million related to the damages from Hurricane Maria, of which $1.3 million were for commercial and $1.4 million for residential.
[2]
Represents the reclassification of OREOs to the non-covered category, pursuant to the Termination Agreement of all shared-loss agreements with the Federal Deposit Insurance Corporation related to loans acquired from Westernbank, that was completed on May 22, 2018.